Interest expense and other financial income & expense - Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest expense on financial debts	$ (94)	$ (81)	$ (10)
Interest expense from discounting long-term liabilities	(17)	(21)	(9)
Interest expense on lease liabilities	(13)	(11)	(5)
Total interest expense	$ (124)	$ (113)	$ (24)